Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
19.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, accounts receivable due from charterers, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of short and long term loans (see Note 11), accounts payable due to suppliers, accrued liabilities and termination fee outstanding (see Note 21) and warrants granted to third parties (see Note 13).

(a)   Interest rate risk: The Company is subject to market risks relating to changes in interest rates relating to debt outstanding under the loan facility with ABN Amro Bank on which it pays interest based on LIBOR plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company might enter into interest rate swap agreements. Furthermore the Company is exposed to floating interest rates in relation to the outstanding balance of the termination fee outstanding.

(b)  Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company limits its credit risk relating to accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

(c)   Fair value: The carrying values of accounts receivable, prepaid expenses, other receivables, accounts payable, due to/from related parties, accrued liabilities and debt from related parties are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of the credit facilities. The fair value of bank debt approximates the recorded value due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full term of the loans and, hence, bank loans are considered Level 2 items in accordance with the fair value hierarchy. The fair value of interest rate swaps is determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The fair value of warrants is determined using the Cox, Ross and Rubinstein Binomial methodology.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

Interest rate swap agreements

The Company entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fixed the interest rates based on predetermined ranges in LIBOR rates. The Company entered into an agreement with Alpha Bank relating to an interest rate swap (“the Alpha Bank Swap”), the details of which were as follows:

Counterparty	Notional Amount December 31, 2013	Period	Effective Date	Interest Rate Payable
ALPHA BANK	$20,000	7 years	March 30, 2008	10.85%

On August 5, 2014, the Company terminated the Alpha Bank Swap. The termination fee amounted to $1,134 and was paid on the termination date. As of December 31, 2014 and 2015, the Company did not have any interest rate swap agreements in place.

The fair value of the Alpha Bank Swap was considered by the Company to be classified as level 2 in the fair value hierarchy since its value was being derived by observable market based inputs. The Company paid a fixed rate and received a fixed rate for the Alpha Bank Swap. The fair values of this derivative determined through level 2 of the fair value hierarchy was derived principally from, or corroborated by, observable market data. Inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

Warrant liability

The Company's derivatives outstanding as of December 31, 2014 and 2015, are recorded at their fair values. As of December 31, 2015 the Company’s derivatives consisted of 4,743,700 warrant shares outstanding, issued in connection with the Company’s follow-on offering that closed on June 11, 2014 (see Note 13), as depicted in the following table:

Warrants Outstanding December 31, 2015	Warrant Shares Outstanding December 31, 2015	Term	Warrant Exercise Price	Fair Value – Liability December 31, 2015
5,330,000	4,743,700	5 years	$2.80	3,216

The following table presents the fair value of those financial liabilities measured at fair value on a recurring basis, analyzed by fair value measurement hierarchy level as of December 31, 2014 and 2015 respectively:

Warrants		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of December 31, 2014	2,599	-	-	2,599
As of December 31, 2015	3,216	-	-	3,216

The following table sets forth a summary of changes in fair value of the Company’s level 3 fair value measurements for the year ended December 31, 2015:

Closing balance – December 31, 2014	2,599
Change in fair value of warrants, included in Statement of Comprehensive income/(loss)	617
Closing balance – December 31, 2015	3,216

Derivative Financial Instruments not designated as hedging instruments:

The Company's interest rate swap did not qualify for hedge accounting. The Company estimates the fair value of its derivative financial instruments at the end of every period and reflects the resulting unrealized gain or loss during the period in (Loss)/gain on derivative financial instruments in the statement of comprehensive income/(loss) as well as presenting the fair value at the end of each period in the balance sheet.

The major unobservable input in connection with the valuation of the Company’s warrants is the volatility used in the valuation model (see Note 13), which is approximated by using 5-year weekly historical observations of the Company’s share price. The annualized 5-year weekly historical volatility that has been applied in the warrant valuation as of December 31, 2015 was 88.47%. A 5% increase in the volatility applied would lead to an increase of 2.8% in the fair value of the warrants. The fair value of the Company’s warrants is considered by the Company to be classified as Level 3 in the fair value hierarchy since it is derived by unobservable inputs.

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2014	Fair Value at December 31, 2015	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2014	Value December 31, 2015
Warrants	2,599	3,216	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	86.71%	88.47%

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive income/(loss) are presented below:

	Amount of (Loss)/ Gain Recognized in Statement of Comprehensive income/(loss) located in (Loss)/Gain on Derivate Financial Instruments
	2013	2014	2015
Interest rate swaps- change in fair value	2,313	651	-
Interest rate swaps– realized loss	(2,484)	(664)	-
Interest rate swaps– reversal of realized loss			225
Warrants- change in fair value	-	3,879	(617)
Total	(171)	3,866	(392)